Stock-Based Compensation (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock option activity
Fair value of options vested	$ 54	$ 61	$ 74
Intrinsic value of options exercised	61	35	3
Cash received from options exercised	165	112	22
Tax benefit realized from options exercised	$ 23	$ 13	$ 1